Restatement of Previously Issued Audited Financial Statements - Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets	$ 222,902	$ 232,626			$ 134,637
Current Liabilities	27,535	21,681			569,496
Other liabilities, non-current - Note 8	1,375	1,650			0
Debt, net, non-current - Note 9	145,844	142,665			0
Royalty obligation, non-current - Note 10	29,813	29,839			0
Asset retirement obligation, non-current - Note 12	4,887	4,785			4,374
Warrant liabilities, non-current - Note 11	5,897	15,389			18
Total liabilities	215,351	216,009			573,888
Common stock, $0.0001 par value; 400,000,000 shares authorized; 59,901,306 issued and outstanding at December 31, 2020; and 345,431 issued and 323,328 outstanding at December 31, 2019	6	6	[1]		0	[1]
Additional paid-in capital	537,992	537,370	[1]		5,187	[1]
Accumulated deficit	(530,447)	(520,759)	[1]		(444,438)	[1]
Total stockholders' equity	7,551	16,617	[1]	$ (473,869)	(439,251)	[1]	$ (340,356)
Total liabilities and stockholders' equity	$ 222,902	232,626			$ 134,637
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets		232,626
Current Liabilities		21,681
Other liabilities, non-current - Note 8		1,712
Debt, net, non-current - Note 9		142,665
Royalty obligation, non-current - Note 10		29,839
Asset retirement obligation, non-current - Note 12		4,785
Warrant liabilities, non-current - Note 11		0
Total liabilities		200,682
Common stock, $0.0001 par value; 400,000,000 shares authorized; 59,901,306 issued and outstanding at December 31, 2020; and 345,431 issued and 323,328 outstanding at December 31, 2019		6
Additional paid-in capital		548,975
Accumulated deficit		(517,037)
Total stockholders' equity		31,944
Total liabilities and stockholders' equity		232,626
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets		0
Current Liabilities		0
Other liabilities, non-current - Note 8		(62)
Debt, net, non-current - Note 9		0
Royalty obligation, non-current - Note 10		0
Asset retirement obligation, non-current - Note 12		0
Warrant liabilities, non-current - Note 11		15,389
Total liabilities		15,327
Common stock, $0.0001 par value; 400,000,000 shares authorized; 59,901,306 issued and outstanding at December 31, 2020; and 345,431 issued and 323,328 outstanding at December 31, 2019		0
Additional paid-in capital		(11,605)
Accumulated deficit		(3,722)
Total stockholders' equity		(15,327)
Total liabilities and stockholders' equity		$ 0

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.